Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2060 Fund

June 30, 2020

AFF60-QTLY-0820
1.9858330.105

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.17% 9/3/20 to 9/10/20 (a)
(Cost $339,899)	340,000	339,914
	Shares	Value

Domestic Equity Funds - 51.9%
Fidelity Advisor Series Equity Growth Fund (b)	990,704	$16,049,402
Fidelity Advisor Series Growth Opportunities Fund (b)	712,808	11,212,462
Fidelity Advisor Series Small Cap Fund (b)	647,808	6,821,420
Fidelity Series All-Sector Equity Fund (b)	679,170	6,567,570
Fidelity Series Commodity Strategy Fund (b)	1,566,730	6,016,242
Fidelity Series Large Cap Stock Fund (b)	1,660,786	23,367,263
Fidelity Series Large Cap Value Index Fund (b)	216,262	2,376,722
Fidelity Series Opportunistic Insights Fund (b)	768,137	14,794,318
Fidelity Series Small Cap Opportunities Fund (b)	683,163	8,355,078
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,390,810	14,464,419
Fidelity Series Value Discovery Fund (b)	1,272,023	14,882,668
TOTAL DOMESTIC EQUITY FUNDS
(Cost $125,989,837)		124,907,564

International Equity Funds - 40.9%
Fidelity Series Canada Fund (b)	574,363	5,479,426
Fidelity Series Emerging Markets Fund (b)	423,092	3,617,438
Fidelity Series Emerging Markets Opportunities Fund (b)	1,704,551	32,676,233
Fidelity Series International Growth Fund (b)	1,004,558	17,218,126
Fidelity Series International Small Cap Fund (b)	305,138	4,876,098
Fidelity Series International Value Fund (b)	2,047,698	17,221,139
Fidelity Series Overseas Fund (b)	1,662,385	17,155,811
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $96,176,649)		98,244,271

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (b)	159,892	1,434,233
Fidelity Series Floating Rate High Income Fund (b)	34,852	300,425
Fidelity Series High Income Fund (b)	190,750	1,684,322
Fidelity Series Inflation-Protected Bond Index Fund (b)	456,808	4,773,643
Fidelity Series International Credit Fund (b)	3,469	35,522
Fidelity Series Long-Term Treasury Bond Index Fund (b)	527,308	5,478,733
Fidelity Series Real Estate Income Fund (b)	104,738	1,011,771
TOTAL BOND FUNDS
(Cost $14,088,481)		14,718,649

Short-Term Funds - 1.0%
Fidelity Cash Central Fund 0.12% (c)	405,093	405,174
Fidelity Series Government Money Market Fund 0.25% (b)(d)	1,474,595	1,474,595
Fidelity Series Short-Term Credit Fund (b)	44,807	457,930
TOTAL SHORT-TERM FUNDS
(Cost $2,323,994)		2,337,699
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $238,918,860)		240,548,097
NET OTHER ASSETS (LIABILITIES) - 0.0%		(57,532)
NET ASSETS - 100%		$240,490,565

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	5	Sept. 2020	$772,550	$(22,754)	$(22,754)
ICE E-mini MSCI EAFE Index Contracts (United States)	3	Sept. 2020	266,760	(9)	(9)
TOTAL FUTURES CONTRACTS					$(22,763)

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $339,914.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$221
Total	$221

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$11,321,317	$1,766,241	$684,670	$--	$7,506	$3,639,008	$16,049,402
Fidelity Advisor Series Growth Opportunities Fund	7,305,630	1,166,367	466,309	--	9,018	3,197,756	11,212,462
Fidelity Advisor Series Small Cap Fund	4,827,166	754,163	55,847	--	90	1,295,848	6,821,420
Fidelity Series All-Sector Equity Fund	4,968,557	628,470	212,117	--	(13,919)	1,196,579	6,567,570
Fidelity Series Canada Fund	3,708,429	1,154,614	6,521	--	(1,371)	624,275	5,479,426
Fidelity Series Commodity Strategy Fund	6,216,251	676,082	1,149,492	--	(243,426)	516,827	6,016,242
Fidelity Series Emerging Markets Debt Fund	1,172,125	134,128	12,430	18,679	(519)	140,929	1,434,233
Fidelity Series Emerging Markets Fund	2,196,379	922,957	20,456	--	(96)	518,654	3,617,438
Fidelity Series Emerging Markets Opportunities Fund	20,506,511	6,979,960	184,473	--	(1,523)	5,375,758	32,676,233
Fidelity Series Floating Rate High Income Fund	253,138	31,281	3,007	3,349	(76)	19,089	300,425
Fidelity Series Government Money Market Fund 0.25%	5,554,313	1,201,501	5,281,219	3,661	--	--	1,474,595
Fidelity Series High Income Fund	1,430,114	162,743	15,036	23,086	(150)	106,651	1,684,322
Fidelity Series Inflation-Protected Bond Index Fund	3,980,302	1,024,504	379,085	2,315	881	147,041	4,773,643
Fidelity Series International Credit Fund	32,917	245	--	244	--	2,161	35,522
Fidelity Series International Growth Fund	15,539,738	1,259,943	2,380,543	--	(12,431)	2,811,419	17,218,126
Fidelity Series International Small Cap Fund	3,716,187	445,047	49,170	--	3,173	760,861	4,876,098
Fidelity Series International Value Fund	13,958,416	1,444,445	787,667	--	16,478	2,589,467	17,221,139
Fidelity Series Large Cap Stock Fund	18,416,531	1,973,703	319,593	--	(33,121)	3,329,743	23,367,263
Fidelity Series Large Cap Value Index Fund	1,917,689	194,914	20,940	--	(180)	285,239	2,376,722
Fidelity Series Long-Term Treasury Bond Index Fund	4,543,154	1,318,291	260,109	100,989	46,673	(169,276)	5,478,733
Fidelity Series Opportunistic Insights Fund	10,707,192	1,842,251	565,063	--	(29,699)	2,839,637	14,794,318
Fidelity Series Overseas Fund	12,942,340	2,026,497	536,397	--	(40,928)	2,764,299	17,155,811
Fidelity Series Real Estate Income Fund	796,485	101,060	9,423	13,541	(737)	124,386	1,011,771
Fidelity Series Short-Term Credit Fund	409,257	34,037	419	2,635	(5)	15,060	457,930
Fidelity Series Small Cap Opportunities Fund	6,102,355	1,005,132	69,199	--	450	1,316,340	8,355,078
Fidelity Series Stock Selector Large Cap Value Fund	11,382,253	1,334,912	125,696	--	(6,230)	1,879,180	14,464,419
Fidelity Series Value Discovery Fund	11,746,321	1,201,543	251,632	--	10,015	2,176,421	14,882,668
Total	$185,651,067	$30,785,031	$13,846,513	$168,499	$(290,127)	$37,503,352	$239,803,009

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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